Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	$ 74,890	$ 75,268
Less: accumulated amortization	(63,082)	(56,167)
Total intangible assets, net	11,808	19,101
Trademark [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	41,940	42,152
Software [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	$ 32,950	$ 33,116